SEGMENT AND GEOGRAPHIC INFORMATION - Key financial metrics by segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BASIS OF PREPARATION
Revenue	€ 90,246	€ 95,058	€ 39,481
Segment adjusted EBITDA	39,099	19,937	(2,534)
Technical equipment and processes
BASIS OF PREPARATION
Revenue	78,743	78,778	27,587
Segment adjusted EBITDA	12,872	14,155	1,868
Spare parts and services
BASIS OF PREPARATION
Revenue	11,503	16,280	11,894
Segment adjusted EBITDA	3,787	9,329	6,873
Total management reporting
BASIS OF PREPARATION
Revenue	90,246	95,058	39,481
Segment adjusted EBITDA	39,099	19,937	(2,534)
Other
BASIS OF PREPARATION
Segment adjusted EBITDA	€ 22,440	€ (3,546)	€ (11,276)